Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities.
Schedule of current and non current lease liabilities

	2023	2022	*
	$’000	$’000

Current	91,156	87,240
Non-current	510,838	518,318
Total lease liabilities	601,994	605,558

Schedule of reconciliation of cash and non-cash changes

	2023	2022	*	2021
	$’000	$’000		$’000

At January 1	605,558	376,101		314,747
Additions through business combinations (note 31)	—	216,218		44,557
Additions through new leases or remeasurements	159,624	118,609		131,438
Interest and finance charges for lease liabilities (note 11)	61,617	52,234		32,826
Payments for the principal of lease liabilities	(72,854)	(76,629)		(63,324)
Interest paid for lease liabilities	(58,443)	(36,178)		(32,923)
Remeasurements or terminations**	(67,547)	(37,718)		(30,978)
Effects of movement in exchange rates	(25,961)	(7,079)		(20,242)
Closing balance – December 31	601,994	605,558		376,101

Schedule of amount recognized in the statement of income

	2023	2022	*	2021
	$'000	$'000		$'000

Interest on lease liabilities (note 11)	61,617	52,234		32,826
Expenses relating to short-term leases and low value assets (note 7)	10,879	16,924		11,165
Depreciation for right of use assets (note 14)	95,895	88,615		60,685
Total for the year ended	168,391	157,773		104,676

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 - 3	4 – 5	Over 5
	value	cash flows	1 year	years	years	years
	$'000	$'000	$'000	$'000	$'000	$'000
2023
Lease liabilities	601,994	1,181,459	101,709	193,434	180,895	705,421

2022
Lease liabilities*	605,558	1,108,532	92,417	179,930	168,231	667,954

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.